Average Annual Total Returns (Invesco V.I. Diversified Income Fund)	12 Months Ended
May 02, 2011
Barclays Capital U.S. Aggregate Index
Average Annual Total Returns
Label	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Barclays Capital U.S. Credit Index
Average Annual Total Returns
Label	Barclays Capital U.S. Credit Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	8.47%
5 Years	5.98%
10 Years	6.55%
Lipper VUF Corporate Debt BBB-Rated Funds Index
Average Annual Total Returns
Label	Lipper VUF Corporate Debt BBB-Rated Funds Index
1 Year	7.69%
5 Years	5.69%
10 Years	5.89%
Series I shares, Invesco V.I. Diversified Income Fund
Average Annual Total Returns
Label	Series I shares: Inception (05/05/93)
Inception Date	May 05, 1993
1 Year	10.05%
5 Years	1.83%
10 Years	3.20%